SUPPLEMENT TO THE PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION

OF

EVERGREEN DOMESTIC EQUITY FUNDS I

I.              Evergreen Growth Fund (the “Fund”)

                Effective immediately, Paul Carder, CFA, has been added as a portfolio manager for the Fund.  In accordance with that change, the Fund’s Prospectus is revised as follows:

                The section entitled “FUND FACTS” relating to portfolio managers specific to the Fund in its Prospectus is revised to add the following:

Portfolio Managers:

Paul Carder, CFA

                The section entitled “THE FUNDS’ PORTFOLIO MANAGERS” specific to the Fund in its Prospectus is revised. The first paragraph below replaces the first paragraph for the Fund, and the second paragraph is added to that section:

Evergreen Growth Fund

Theodore W. Price, CFA, Linda Z. Freeman, CFA, Jeffrey S. Drummond, CFA, Edward Rick, CFA, Jeffrey Harrison, CFA, and Paul Carder, CFA, are the co-managers of the Fund.

Mr. Carder has co-managed the Fund since September 2005. He is a Vice President, portfolio manager, analyst and member of the Small Cap Growth team at EIMC. He joined EIMC in September 2004. From 2000 to 2004, Paul served as an associate equity research analyst for Wachovia Securities.

                Also in accordance with that change, the following information is added under the sub-headings below from the section in Part 2 of the Statement of Additional Information entitled "PORTFOLIO MANAGERS."

                Under "Other Funds and Accounts Managed," the following table which provides information about the registered investment companies and other pooled investment vehicles and accounts managed by the portfolio managers of the Fund as of the Fund’s most recent fiscal year end, September 30, 2005 is revised to reflect the following information:

Portfolio Manager		(Assets in thousands)
Paul Carder	Assets of registered investment companies managed
	Evergreen Growth Fund.............................................................................	$1,024,436
	Evergreen VA Growth Fund......................................................................	$90,755
	TOTAL.........................................................................................................	$1,115,190
	Those subject to performance fee............................................................	0
	Number of other pooled investment vehicles managed...............................	0
	Assets of other pooled investment vehicles managed.........................	N/A
	Number of those subject to performance fee..........................................	N/A
	Number of separate accounts managed..........................................................	12
	Assets of separate accounts managed....................................................	$381,949
	Number of those subject to performance fee..........................................	0
	Assets of those subject to performance fee...........................................	N/A

Under "Compensation," the table which lists the investment performance benchmarks by which each portfolio manager’s bonus was determined for the calendar year 2005 is updated with the following information:

Portfolio Manager

Paul Carder............................................	Lipper Small Cap Growth

                Under "Fund Holdings," the table which presents the dollar range of investment each portfolio manager beneficially holds in each Fund he or she manages as well as the dollar range of total exposure to the Evergreen family of funds (including both open-end and closed-end funds) as of the Funds’ fiscal year ended September 30, 2005 is updated with the following information:

	Fund(s) Managed/Holdings in the Fund(s)	Holdings in Evergreen Family of Funds

Evergreen Growth Fund
Paul Carder..........................	$10,001-$50,000	$10,001-$50,000

May 26, 2006	576323 (5/06)